SELECTED QUARTERLY INFORMATION - UNAUDITED (Narrative) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Goodwill impairment charge					$ 46,738,000	$ 0	$ 0
Global ERP implementation costs	5,600,000	5,000,000	7,600,000	6,100,000
FDA remediation costs	$ 400,000	$ 2,800,000	$ 3,000,000	$ 2,100,000